SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convenience Translation, Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convenience Translation
Convenience translation at noon buying rate	6.3726	6.3726
Accounts receivable, net of allowance for doubtful accounts
Accounts receivable	¥ 6,699	$ 1,052	¥ 8,096
Allowance for doubtful accounts	(1,145)	(180)	(304)	$ (48)	¥ (177)	¥ (198)
Balance at end of period	¥ 5,554	$ 872	¥ 7,792